Acquisition of Solar Silicon Valley (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Nov. 30, 2011 Silver Age Holdings Limited USD ($)	Nov. 30, 2011 Silver Age Holdings Limited CNY	Dec. 31, 2011 Silver Age Holdings Limited	Jul. 31, 2011 Silver Age Holdings Limited Huang Chin Tien	Jul. 31, 2011 Silver Age Holdings Limited JinglongGroup	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited	Jul. 31, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement [Member] D	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement [Member] USD ($)
Acquisition of Solar Silicon Valley
Percentage of shares acquired												100.00%
Percentage of Ownership				100.00%						100.00%
Ownership percentage held by selling shareholders prior to acquisition					30.00%	70.00%
Purchase price allocation		$ 56,549	358,987				358,987					$ 180,000
Number of shares issuable on acquisition		30,901,287	30,901,287								30,901,287
Purchaser Share Price							11.62		$ 1.83			$ 5.825
Period over which weighted closing price is determined (in days)											45
Premium added to the last closing price of the ADSs (as a percent)											5.00%
Number of shares represented by each ADR	1
Total acquisition costs								14,798
Excess of the fair value of net assets over the total purchase consideration recorded as other income	187,387						187,387	187,387